EATON VANCE RBA ALL ASSET STRATEGY FUND

(formerly Eaton Vance Richard Bernstein All Asset Strategy Fund)

EATON VANCE RBA EQUITY STRATEGY FUND

(formerly Eaton Vance Richard Bernstein Equity Strategy Fund)

(collectively, the “Funds’’)

Supplement to Statutory Prospectus and

Statement of Additional Information (“SAI”) dated January 1, 2025 as may be supplemented and/or revised from time to time

1.	The following replaces “Portfolio Managers” under “Fund Summaries – Eaton Vance Richard Bernstein All Asset Strategy Fund”):

Richard Bernstein, Chief Executive Officer and Chief Investment Officer at RBA, has managed the Fund since its inception in September 2011.

Michael Contopoulos, Deputy Chief Investment Officer at RBA, has managed the Fund since March 19, 2025.

Matthew Griswold, CFA, Director of Investments and Risk Management at RBA, has managed the Fund since January 2017.

Henry Timmons, CFA, Director of ETFs at RBA, has managed the Fund since January 2017.

2.	The following replaces “Portfolio Managers” under “Fund Summaries – Eaton Vance Richard Bernstein Equity Strategy Fund”:

Richard Bernstein, Chief Executive Officer and Chief Investment Officer at RBA, has managed the Fund since its inception in September 2011.

Michael Contopoulos, Deputy Chief Investment Officer at RBA, has managed the Fund since March 19, 2025.

Matthew Griswold, CFA, Director of Investments and Risk Management at RBA, has managed the Fund since January 2017.

Henry Timmons, CFA, Director of ETFs at RBA, has managed the Fund since January 2017.

3.	The following replaces the third paragraph under “Richard Bernstein All Asset Strategy Fund” in “Management and Organization” in the Funds’ statutory prospectus:

Richard Bernstein, Michael Contopoulos, Matthew Griswold, CFA and Henry Timmons, CFA serve as portfolio managers of the Fund. Mr. Bernstein has managed the Fund since its inception in 2011, Mr. Contopoulos has managed the Fund since March 19, 2025 and Mr. Griswold and Mr. Timmons have managed the Fund since January 2017. Mr. Bernstein is the Chief Executive Officer and Chief Investment Officer of RBA (since its founding in 2009). Mr. Contopoulos is the Deputy Chief Investment Officer at RBA (since March 2025), was previously Director of Fixed-Income at RBA, and has been with RBA since 2020. Prior to joining RBA, Mr. Contopoulos was Anchorage Capital’s Chief Investment Strategist. Mr. Griswold is currently Director of Investments and Risk Management at RBA (since 2022), and was previously Director of Investments at RBA for more than five years. Mr. Timmons is Director of ETFs at RBA (since 2011).

4.	The following replaces the third paragraph under “Richard Bernstein Equity Strategy Fund” in “Management and Organization” in the Funds’ statutory prospectus:

Richard Bernstein, Michael Contopoulos, Matthew Griswold, CFA and Henry Timmons, CFA serve as portfolio managers of the Fund. Mr. Bernstein has managed the Fund since its inception in 2010, Mr. Contopoulos has managed the Fund since March 19, 2025 and Mr. Griswold and Mr. Timmons have managed the Fund since January 2017. For more information on Messrs. Bernstein, Contopoulos, Griswold, and Timmons, please see above.

5.	The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” in the Funds’ SAI:
	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Richard Bernstein
Registered Investment Companies(1)	2	$1,158.5	0	$0
Other Pooled Investment Vehicles	5	$1,923.1	0	$0
Other Accounts	26	$12,357.5	1	$555.5
Michael Contopoulos(2)
Registered Investment Companies(1)	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Matthew Griswold, CFA
Registered Investment Companies(1)	2	$1,158.5	0	$0
Other Pooled Investment Vehicles	5	$1,923.1	0	$0
Other Accounts	26	$12,357.5	1	$555.5
Henry Timmons, CFA
Registered Investment Companies(1)	2	$1,158.5	0	$0
Other Pooled Investment Vehicles	5	$1,923.1	0	$0
Other Accounts	26	$12,357.5	1	$555.5

(1) Includes the Funds.

(2) As of February 28, 2025.

The following table shows the dollar range of equity securities beneficially owned (or held notionally through IMAP) in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended August 31, 2024 and in the Eaton Vance family of funds as of December 31, 2023.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
RBA All Asset Strategy Fund
Richard Bernstein	$100,001 - $500,000	Over $1,000,000
Michael Contopoulos(1)	None	None
Matthew Griswold, CFA	$100,001 - $500,000	$500,001 - $1,000,000
Henry Timmons, CFA	$100,001 - $500,000	$100,001 - $500,000
RBA Equity Strategy Fund
Richard Bernstein	Over $1,000,000	Over $1,000,000
Michael Contopoulos(1)	None	None
Matthew Griswold, CFA	$100,001 - $500,000	$500,001 - $1,000,000
Henry Timmons, CFA	$100,001 - $500,000	$100,001 - $500,000

(1) As of February 28, 2025.

March 21, 2025	48593-00 3.21.25